Schedule of foreign currency risk (Details) - Currency risk [member] - Foreign Currency Risk Derivatives [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Average foreign exchange rate	5.5805
Exposure to credit risk on loan commitments and financial guarantee contracts	R$ 22,768,270
Dollar Depreciation (-25%) [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Average foreign exchange rate	4.1854
Exposure to credit risk on loan commitments and financial guarantee contracts	R$ 5,692,068
Dollar Depreciation (-50%) [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Average foreign exchange rate	5.0225
Dollar Depreciation Minus 10 Percent [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	R$ 2,276,827
Dollar Appreciation (+50%) [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Average foreign exchange rate	6.1386
Dollar Depreciation Plus 10 Percent [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	R$ (2,276,827)
Dollar Appreciation (+25%) [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Average foreign exchange rate	6.9756
Exposure to credit risk on loan commitments and financial guarantee contracts	R$ (5,692,068)